Supplemental Oil and Gas Information (Unaudited) -Standardized Measure of Discounted Future Net Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Extractive Industries [Abstract]
Future cash inflows	$ 14,190,450	$ 7,672,312	$ 7,478,131
Future production costs	(4,821,051)	(2,963,146)	(2,537,077)
Future development costs	(1,455,926)	(901,374)	(818,228)
Future income tax expense	(119,675)
Future net cash flows for estimated timing of cash flows	7,793,798	3,807,792	4,122,826
10% annual discount for estimated timing of cash flows	(4,881,811)	(2,089,588)	(2,350,586)
Standardized measure of discounted future net cash flows	$ 2,911,987	$ 1,718,204	$ 1,772,240	$ 2,261,764